Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000098007 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098007 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098007 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098007 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098007 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098007 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098007 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098007 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098007 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098007 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098007 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000098007 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000098007 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098007 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000098007 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000098007 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098007 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098007 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098007 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098007 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098007 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098007 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098007 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098007 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000098007 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098007 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098007 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098009 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098009 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098009 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098009 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098009 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098009 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098009 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098009 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098009 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098009 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000098009 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000098009 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098009 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000098009 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000098009 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098009 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098009 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098009 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098009 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098009 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000098009 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098010 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098010 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098010 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098010 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098010 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098010 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098010 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098010 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098010 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098010 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000098010 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000098010 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098010 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000098010 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000098010 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098010 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098010 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098010 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098010 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098010 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000098010 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098006 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098006 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098006 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098006 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098006 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098006 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098006 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098006 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098006 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098006 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000098006 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000098006 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098006 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000098006 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000098006 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098006 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098006 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098006 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098006 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098006 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000098006 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%